Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Aggregate compensation of KMP

Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2023	December 31, 2022
Salary and short – term benefits	1,940	2,192
Stock-based compensation	1,278	3,129
Termination benefits	163	1,224
	3,381	6,545